Shareholder Report, Line Graph (Details) 195321_Mairs - Power Minnesota Municipal Bond Fund_TF_TSR Annual {TF} - USD ($)					12 Months Ended	58 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2025
Mairs & Power Minnesota Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Mairs & Power Minnesota Municipal Bond ETF NAV
Accumulated Value	$ 9,396	$ 9,361	$ 8,893	$ 10,129	$ 9,847	$ 10,000
Bloomberg Municipal Bond Index: Minnesota [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index: Minnesota
Accumulated Value	$ 9,908	$ 9,837	$ 9,362	$ 10,106	$ 10,367	$ 10,000